DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 10.6%
Activision Blizzard, Inc.	4,157	$227,928
Alphabet, Inc., Class A*	1,622	2,115,234
Alphabet, Inc., Class C*	1,638	2,137,525
AT&T, Inc.	39,606	1,480,472
CBS Corp., Class B*	1,848	74,622
CenturyLink, Inc. (a)	5,414	78,449
Charter Communications, Inc., Class A*	876	411,729
Comcast Corp., Class A	24,589	1,085,604
Discovery, Inc., Class A*(a)	847	27,900
Discovery, Inc., Class C*	2,002	61,101
Electronic Arts, Inc.*	1,618	163,434
Interpublic Group of Cos., Inc. (a)	2,002	44,845
News Corp., Class A	2,002	25,786
News Corp., Class B	693	9,127
Omnicom Group, Inc.	1,155	91,799
Take-Two Interactive Software, Inc.*	616	74,752
TripAdvisor, Inc.	539	15,308
Twitter, Inc.*	4,198	129,760
Verizon Communications, Inc.	22,426	1,350,942
Viacom, Inc., Class B	1,848	44,481
Walt Disney Co.	9,765	1,480,179

		11,130,977

Consumer Discretionary - 10.6%
Amazon.com, Inc.*	2,262	4,073,410
Best Buy Co., Inc.	1,232	99,348
BorgWarner, Inc.	1,078	45,330
CarMax, Inc.*(a)	924	89,868
Carnival Corp. (a)	2,196	98,996
Darden Restaurants, Inc.	689	81,605
Dollar Tree, Inc.*	1,287	117,709
eBay, Inc.	4,312	153,162
Ford Motor Co.	21,254	192,561
Gap, Inc.	1,232	20,463
Garmin Ltd.	780	76,198
General Motors Co.	7,010	252,360
H&R Block, Inc. (a)	1,078	26,282
Hanesbrands, Inc. (a)	1,925	29,010
Hasbro, Inc.	616	62,647
Hilton Worldwide Holdings, Inc.	1,540	161,700
Home Depot, Inc.	5,933	1,308,286
Kohl’s Corp. (a)	847	39,817
L Brands, Inc. (a)	1,232	23,580
Leggett & Platt, Inc.	693	36,258
Lowe’s Cos., Inc.	4,158	487,775
McDonald’s Corp.	4,124	802,036
NIKE, Inc., Class B	6,782	634,049
Nordstrom, Inc. (a)	539	20,574
PVH Corp.	385	37,330
Ralph Lauren Corp.	308	33,061
Ross Stores, Inc.	1,981	230,093
Starbucks Corp.	6,463	552,134
Tapestry, Inc.	1,540	41,411
Target Corp.	2,769	346,153
Tiffany & Co.	611	81,752
TJX Cos., Inc.	6,550	400,401
Tractor Supply Co.	616	58,175
VF Corp.	1,770	156,716
Whirlpool Corp. (a)	352	50,371
Yum! Brands, Inc.	1,617	162,783

		11,083,404

Consumer Staples - 7.5%
Archer-Daniels-Midland Co.	2,926	125,613
Brown-Forman Corp., Class B (a)	989	67,074
Campbell Soup Co. (a)	1,001	46,617
Clorox Co.	693	102,723
Coca-Cola Co.	20,856	1,113,710
Colgate-Palmolive Co.	4,659	315,973
Conagra Brands, Inc.	2,724	78,642
Constellation Brands, Inc., Class A	924	171,919
General Mills, Inc.	3,278	174,783
Hershey Co.	842	124,751
Hormel Foods Corp. (a)	1,463	65,147
JM Smucker Co.	616	64,735
Kellogg Co.	1,355	88,238
Kimberly-Clark Corp.	1,843	251,275
Kraft Heinz Co.	3,416	104,188
Kroger Co.	4,235	115,785
McCormick & Co., Inc.	672	113,736
Molson Coors Brewing Co., Class B	1,001	50,531
Mondelez International, Inc., Class A	7,822	410,968
PepsiCo, Inc.	7,585	1,030,271
Procter & Gamble Co.	13,574	1,656,842
Sysco Corp.	2,779	223,848
Tyson Foods, Inc., Class A	1,614	145,083
Walgreens Boots Alliance, Inc.	4,081	243,228
Walmart, Inc.	7,705	917,588

		7,803,268

Energy - 4.5%
Baker Hughes Co.	3,522	78,963
Chevron Corp.	10,293	1,205,619
ConocoPhillips	6,014	360,479
Exxon Mobil Corp.	22,931	1,562,289
Halliburton Co.	4,876	102,347
Hess Corp.	1,386	86,057
HollyFrontier Corp.	847	43,663
Kinder Morgan, Inc.	10,561	207,101
Noble Energy, Inc. (a)	2,464	51,153
Occidental Petroleum Corp.	4,848	186,987
Phillips 66	2,437	279,573
Schlumberger Ltd.	7,542	273,020
TechnipFMC PLC.	2,233	42,070
Valero Energy Corp.	2,305	220,105

		4,699,426

Financials - 12.5%
Aflac, Inc.	4,049	222,047
Allstate Corp.	1,771	197,201
American Express Co.	3,688	443,003
American International Group, Inc.	4,711	248,081
Ameriprise Financial, Inc.	693	113,562
Aon PLC	1,284	261,435
Bank of America Corp.	45,417	1,513,294
Bank of New York Mellon Corp.	4,620	226,241
BlackRock, Inc.	633	313,278
Capital One Financial Corp.	2,547	254,725
Cboe Global Markets, Inc.	616	73,242
Charles Schwab Corp.	6,360	314,820
Chubb Ltd.	2,468	373,853
Citigroup, Inc.	12,242	919,619
CME Group, Inc.	1,937	392,688
Comerica, Inc.	847	59,637
Discover Financial Services	1,694	143,770
E*TRADE Financial Corp.	1,309	57,989
Franklin Resources, Inc. (a)	1,540	42,335
Globe Life, Inc.	539	55,388
Goldman Sachs Group, Inc.	1,770	391,789
Hartford Financial Services Group, Inc.	1,925	119,081
Intercontinental Exchange, Inc.	3,045	286,748
Invesco Ltd.	2,079	36,507
JPMorgan Chase & Co.	17,341	2,284,850
KeyCorp	5,313	103,019
Lincoln National Corp.	1,120	66,136
Marsh & McLennan Cos., Inc.	2,749	297,084
MetLife, Inc.	4,313	215,262
Moody’s Corp.	890	201,736
Morgan Stanley	6,831	337,998
MSCI, Inc.	460	119,227
Nasdaq, Inc.	616	64,557
Northern Trust Corp.	1,155	123,862
PNC Financial Services Group, Inc.	2,425	371,534
Principal Financial Group, Inc.	1,386	76,369
Prudential Financial, Inc.	2,156	201,845
Raymond James Financial, Inc.	674	60,539
S&P Global, Inc.	1,330	351,985
State Street Corp.	2,016	151,402
Synchrony Financial	3,311	123,865
T. Rowe Price Group, Inc.	1,283	158,527
Travelers Cos., Inc.	1,461	199,748
Unum Group	1,078	33,138
US Bancorp	7,772	466,553

		13,069,569

Health Care - 13.2%
Abbott Laboratories	9,586	819,124
AbbVie, Inc.	8,011	702,805
Agilent Technologies, Inc.	1,703	137,551
Alexion Pharmaceuticals, Inc.*	1,228	139,918
Allergan PLC	1,776	328,453
Amgen, Inc.	3,283	770,586
Anthem, Inc.	1,382	398,928
Baxter International, Inc.	2,768	226,893
Becton Dickinson and Co.	1,461	377,669
Biogen, Inc.*	1,000	299,810
Boston Scientific Corp.*	7,548	326,451
Bristol-Myers Squibb Co.	12,704	723,366
Cardinal Health, Inc.	1,639	90,194
Cerner Corp.	1,694	121,273
Cigna Corp.	2,053	410,436
CVS Health Corp.	7,054	530,955
Danaher Corp.	3,461	505,237
DaVita, Inc.*	547	39,258
Edwards Lifesciences Corp.*	1,132	277,272
Gilead Sciences, Inc.	6,861	461,334
Henry Schein, Inc.*	770	53,053
Humana, Inc.	739	252,169
IDEXX Laboratories, Inc.*	462	116,230
Illumina, Inc.*	791	253,721
Incyte Corp.*	924	87,004
Laboratory Corp. of America Holdings*	531	91,486
McKesson Corp.	1,101	159,249
Medtronic PLC	7,279	810,808
Merck & Co., Inc.	13,886	1,210,581
Mettler-Toledo International, Inc.*	134	96,401
Pfizer, Inc.	29,983	1,154,945
Quest Diagnostics, Inc.	693	73,839
UnitedHealth Group, Inc.	5,140	1,438,532
Vertex Pharmaceuticals, Inc.*	1,391	308,454

		13,793,985

Industrials - 7.6%
Alaska Air Group, Inc. (a)	616	42,510
AMETEK, Inc.	1,357	134,357
Arconic, Inc.	2,079	64,366
Caterpillar, Inc.	3,055	442,150
Cintas Corp.	462	118,762
CSX Corp.	4,323	309,267
Cummins, Inc.	853	155,980
Deere & Co.	1,694	284,677
Delta Air Lines, Inc.	3,140	179,953
Dover Corp.	770	85,839
Eaton Corp. PLC	2,233	206,552
Emerson Electric Co.	3,329	245,880
Equifax, Inc.	669	93,419
Expeditors International of Washington, Inc.	924	69,078
Fastenal Co.	3,139	111,497
FedEx Corp.	1,302	208,385
Flowserve Corp.	693	33,749

General Electric Co.	47,317	533,263
IHS Markit Ltd.*	2,170	157,650
Illinois Tool Works, Inc.	1,617	281,892
Ingersoll-Rand PLC	1,305	171,099
Johnson Controls International PLC	4,312	184,683
L3Harris Technologies, Inc.	1,214	244,123
Nielsen Holdings PLC	1,925	37,634
Norfolk Southern Corp.	1,434	277,479
PACCAR, Inc.	1,848	150,372
Pentair PLC	847	37,564
Quanta Services, Inc.	770	32,063
Republic Services, Inc.	1,155	102,391
Robert Half International, Inc.	616	35,851
Rockwell Automation, Inc.	616	120,637
Roper Technologies, Inc.	559	201,447
Snap-on, Inc.	308	49,422
Southwest Airlines Co.	2,657	153,149
Stanley Black & Decker, Inc.	827	130,451
Union Pacific Corp.	3,824	672,986
United Parcel Service, Inc., Class B	3,782	452,819
United Rentals, Inc.*	458	70,097
United Technologies Corp.	4,394	651,806
W.W. Grainger, Inc.	247	78,287
Waste Management, Inc.	2,079	234,740
Westinghouse Air Brake Technologies Corp. (a)	990	77,784
Xylem, Inc. (a)	924	71,619

		7,997,729

Information Technology - 24.6%
Accenture PLC, Class A	3,455	695,008
Adobe, Inc.*	2,628	813,445
Akamai Technologies, Inc.*	847	73,791
Alliance Data Systems Corp.	231	24,696
ANSYS, Inc.*	462	117,667
Apple, Inc.	23,085	6,169,466
Applied Materials, Inc.	5,205	301,370
Autodesk, Inc.*	1,198	216,718
Automatic Data Processing, Inc.	2,358	402,699
Cisco Systems, Inc.	23,008	1,042,492
Citrix Systems, Inc.	693	78,177
Corning, Inc.	4,249	123,391
DXC Technology Co.	1,386	51,739
Hewlett Packard Enterprise Co.	7,007	110,921
HP, Inc.	8,150	163,652
Intel Corp.	24,011	1,393,839
Intuit, Inc.	1,405	363,740
Juniper Networks, Inc.	1,848	46,311
Keysight Technologies, Inc.*	1,001	107,137
KLA Corp.	847	138,789
Lam Research Corp.	791	211,063
Mastercard, Inc., Class A	4,840	1,414,393
Microchip Technology, Inc. (a)	1,294	122,335
Micron Technology, Inc.*	6,310	299,788
Microsoft Corp.	41,398	6,266,829
Motorola Solutions, Inc.	902	150,905
NortonLifeLock, Inc.	3,311	82,444
NVIDIA Corp.	3,302	715,675
QUALCOMM, Inc.	6,194	517,509
salesforce.com, Inc.*	4,756	774,705
Seagate Technology PLC (a)	1,309	78,121
TE Connectivity Ltd.	1,842	170,772
Texas Instruments, Inc.	5,064	608,743
Visa, Inc., Class A (a)	9,365	1,727,936
Xerox Holdings Corp.	1,001	38,969
Xilinx, Inc.	1,384	128,408

		25,743,643

Materials - 2.0%
Air Products & Chemicals, Inc.	1,201	283,832
Ball Corp.	1,771	116,992
CF Industries Holdings, Inc.	1,155	53,373
Eastman Chemical Co.	693	54,310
Ecolab, Inc.	1,362	254,245
FMC Corp.	693	67,886
Freeport-McMoRan, Inc.	8,061	91,734
International Flavors & Fragrances, Inc. (a)	595	84,032
Linde PLC	2,929	603,989
LyondellBasell Industries NV, Class A	1,386	128,261
Mosaic Co.	2,566	48,882
Newmont Goldcorp Corp.	4,447	170,765
Vulcan Materials Co.	693	98,316
Westrock Co.	1,309	52,792

		2,109,409

Real Estate - 3.1%
Alexandria Real Estate Equities, Inc. REIT	616	100,112
Apartment Investment & Management Co., Class A REIT	770	41,403
AvalonBay Communities, Inc. REIT	766	164,238
Boston Properties, Inc. REIT	842	116,651
CBRE Group, Inc., Class A*	1,827	104,175
Crown Castle International Corp. REIT	2,228	297,794
Digital Realty Trust, Inc. REIT (a)	1,134	137,157
Duke Realty Corp. REIT	1,848	65,013
Equinix, Inc. REIT	462	261,885
Equity Residential REIT	1,925	163,817
Essex Property Trust, Inc. REIT	383	119,565
Federal Realty Investment Trust REIT	385	50,847
Healthpeak Properties, Inc. REIT	2,668	93,060
Host Hotels & Resorts, Inc. REIT	3,850	67,336
Iron Mountain, Inc. REIT (a)	1,463	46,992
Kimco Realty Corp. REIT	2,156	46,613

Macerich Co. REIT (a)	539	14,515
Mid-America Apartment Communities, Inc. REIT	616	83,844
Prologis, Inc. REIT	3,429	313,925
Regency Centers Corp. REIT	936	60,877
Simon Property Group, Inc. REIT	1,674	253,126
SL Green Realty Corp. REIT	462	39,422
UDR, Inc. REIT	1,593	76,544
Ventas, Inc. REIT	2,016	117,553
Vornado Realty Trust REIT	1,001	64,635
Welltower, Inc. REIT	2,228	188,422
Weyerhaeuser Co. REIT	3,927	115,886

		3,205,407

Utilities - 3.3%
AES Corp.	3,465	65,523
Alliant Energy Corp.	1,232	65,296
American Electric Power Co., Inc.	2,679	244,727
CMS Energy Corp.	1,567	96,057
Consolidated Edison, Inc.	1,773	154,056
Dominion Energy, Inc.	4,456	370,338
Duke Energy Corp.	3,944	347,743
Edison International	1,923	132,879
Entergy Corp.	1,078	125,468
Eversource Energy	1,757	145,198
Exelon Corp.	5,274	234,166
NextEra Energy, Inc.	2,657	621,260
NiSource, Inc.	1,925	50,916
NRG Energy, Inc.	1,386	55,066
Pinnacle West Capital Corp.	616	53,832
Public Service Enterprise Group, Inc.	2,746	162,865
Sempra Energy	1,540	226,796
WEC Energy Group, Inc.	1,706	151,237
Xcel Energy, Inc.	2,843	174,816

		3,478,239

TOTAL COMMON STOCKS (Cost $97,521,944)		104,115,056

RIGHTS - 0.0%
Health Care - 0.0%
Bristol-Myers Squibb Co. CVR* (Cost $8,836)	3,842	8,260

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c) (Cost $47,092)	47,092	47,092

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b) (Cost $304,503)	304,503	304,503

TOTAL INVESTMENTS - 99.9% (Cost $97,882,375)		$104,474,911
Other assets and liabilities, net - 0.1%		146,377

NET ASSETS - 100.0%		$104,621,288

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statement.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c)
4,434	42,658 (d)	—	—	—	262	—	47,092	47,092
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b)
5,888	799,000	(500,385)	—	—	398	—	304,503	304,503

10,322	841,658	(500,385)	—	—	660	—	351,595	351,595

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $2,880,584, which is 2.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,901,560.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 Futures	USD	2	$304,487	$314,370	12/20/2019	$9,883
E-Mini S&P 500 ESG Futures	USD	1	130,260	131,650	12/20/2019	1,390

Total unrealized appreciation						$11,273

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$104,115,056	$—	$—	$104,115,056
Rights	8,260	—	—	8,260
Short-Term Investments (f)	351,595	—	—	351,595
Derivatives (g)
Futures Contracts	11,273	—	—	11,273

TOTAL	$104,486,184	$—	$—	$104,486,184

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.